Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GQG Partners Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	9.91%	6.20%	28.81%	(20.88%)	(2.38%)	33.98%	21.08%	(14.70%)	32.01%
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	(4.29%)	29.37%	17.77%	(2.67%)	19.88%	23.88%	27.35%
GQG Partners Global Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	0.92%	20.35%	19.79%	(3.65%)	17.13%	14.75%
GQG Partners International Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	26.05%	7.53%	18.20%	(10.50%)
GQG Partners US Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	8.45%	12.81%	4.04%	6.83%
GQG Partners Global Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	20.38%	4.95%	15.26%	(1.22%)
GQG US Equity ETF | GQG US Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	(4.67%)	28.98%	17.94%	(3.02%)	20.26%	23.04%